SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Term deposits (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Term deposits	¥ 102,408	$ 15,861	¥ 133,761	$ 20,717	¥ 24,000